SEGMENT INFORMATION - Revenues by Location (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Revenue from sales	$ 1,935	$ 1,879	$ 1,875	$ 1,690	$ 1,758	$ 1,791	$ 1,669	$ 1,462	$ 3,565	$ 5,444	$ 7,379	$ 6,680	$ 6,085
United Kingdom
Segment Information
Revenue from sales											5,521	5,382	4,954
Korea
Segment Information
Revenue from sales											384	298	334
Philippines
Segment Information
Revenue from sales											310	283	208
Germany
Segment Information
Revenue from sales											168	191	166
Switzerland
Segment Information
Revenue from sales											657	148	39
Canada
Segment Information
Revenue from sales											96	124	104
U.S.
Segment Information
Revenue from sales											91	70	69
Japan
Segment Information
Revenue from sales											87	59	111
Other Countries
Segment Information
Revenue from sales											$ 65	$ 125	$ 100